Loans from Third Parties - Schedule of Loans from Third Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Loans from Third Parties [Line Items]
Loans from third parties		$ 405,686	$ 109,600
Less: Loans from third parties - non-current		189,758
Loans from third parties - current		215,928	109,600
Honghe County Yisa Hengtong Decoration Company (“Yisa”) [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[1]		109,600
Ms. Yan Liu [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[2]	71,499
Mr. YuHuan Yang [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[3]	142,998
Mr. Shaocheng Li [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[1]	153,008
Yunnan Longbao Biotechnology Co., LTD(“Yunnan Longbao”) [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[4]	$ 38,181

[1]	On May 6, 2024, the Company entered into a loan agreement with a third party Yisa Decoration Company to borrow $109,600 as a working capital loan. The loan period is from May 6, 2025 to May 5, 2027, and the loan is interest-free. The loan was fully transferred to Mr. Shaocheng Li, an affiliate of Yisa, in November 2025. The Company further borrowed $38,609 from Mr. Shaocheng Li with maturity date on December 31, 2026. The loan was unsecured and interest-free. As of December 31, 2025, the balance loan from Mr. Shaocheng Li was $153,008.
[2]	On November 3, 2025, the Company entered into a loan agreement with a third party Ms. Yan Liu to borrowed $71,499 as working capital loan with maturity date on May 2, 2026 and an annual interest rate of 20%.
[3]	On November 10, 2025, the Company entered into a loan agreement with a third party Mr. YuHuan Yang to borrowed $142,998 as working capital loan with maturity date on March 9, 2026 and an annual interest rate of 8%.
[4]	For the year ended December 31, 2025, the Company entered into a loan agreement with a third party Yunnan Longbao to borrow $38,181 as working capital loan. The loan is due on demand, unsecured, and interest-free.